Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued professional fees	$ 13.7	$ 6.9
Accrued employee costs	4.0	2.6	$ 0.2
Accrued parts and materials	0.1	0.9
Taxes payable	0.6	0.6
Accrued capital expenditures	0.1	0.4
Accrued marketing fees	0.1	0.3
Other current liabilities	0.8	0.6	0.1
Total	$ 19.4	$ 12.3	$ 0.3